UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 29, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Onyx Capital Management, LLC
Address: Wall Street Plaza
         88 Pine Street
         5th Floor
         New York, NY  10005

13F File Number:  28-05543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Royce
Title:     Chief Compliance Officer
Phone:     212-798-5400

Signature, Place, and Date of Signing:

     A. Royce   New York, NY     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $17,049 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC           COMMON STOCK        00724F101      229     5700 SH       SOLE    1                5700        0        0
ADOBE SYSTEMS INC           COMMON STOCK        00724F101      502    12500 SH  CALL SOLE    1               12500        0        0
ADOBE SYSTEMS INC           COMMON STOCK        00724F101      502    12500 SH  PUT  SOLE    1               12500        0        0
BROADCOM CORP-CL A          COMMON STOCK        111320107      439    15000 SH  CALL SOLE    1               15000        0        0
BROADCOM CORP-CL A          COMMON STOCK        111320107      439    15000 SH  PUT  SOLE    1               15000        0        0
CHUBB CORP                  COMMON STOCK        171232101     1354    25000 SH  PUT  SOLE    1               25000        0        0
CINCINNATI BELL INC         COMMON STOCK        171871106      102    17700 SH  CALL SOLE    1               17700        0        0
CINCINNATI BELL INC         COMMON STOCK        171871106      104    18000 SH  PUT  SOLE    1               18000        0        0
EMCORE CORP                 CONVRT BONDS        290846AC8      965   880000 PRN      SOLE    1              880000        0        0
ENERGY PARTNERS LTD         COMMON STOCK        29270U105      383    22954 SH       SOLE    1               22954        0        0
ENERGY PARTNERS LTD         COMMON STOCK        29270U105      401    24000 SH  CALL SOLE    1               24000        0        0
GENZYME CORP                COMMON STOCK        372917104     1099    17060 SH       SOLE    1               17060        0        0
HANOVER COMPRESSOR CO       CONVRT BONDS        410768AE5     2978  1720000 PRN      SOLE    1             1720000        0        0
LATTICE SEMICONDUCTOR CORP  COMMON STOCK        518415104       57    10000 SH  CALL SOLE    1               10000        0        0
LATTICE SEMICONDUCTOR CORP  COMMON STOCK        518415104       86    15000 SH  PUT  SOLE    1               15000        0        0
NEW YORK COMMUNITY BANCORP  COMMON STOCK        649445103      187    11000 SH  CALL SOLE    1               11000        0        0
QUEST DIAGNOSTICS           COMMON STOCK        74834L100     1291    25000 SH  PUT  SOLE    1               25000        0        0
QUEST DIAGNOSTICS           COMMON STOCK        74834L100     1291    25000 SH  CALL SOLE    1               25000        0        0
SANDISK CORP                COMMON STOCK        80004C101      245     5000 SH  PUT  SOLE    1                5000        0        0
SANDISK CORP                COMMON STOCK        80004C101      245     5000 SH  CALL SOLE    1                5000        0        0
SANDISK CORP                CONVRT BONDS        55375VAB8     1376  1000000 PRN      SOLE    1             1000000        0        0
TELLABS INC                 COMMON STOCK        879664100      140    13000 SH  CALL SOLE    1               13000        0        0
UNITEDHEALTH GROUP INC      COMMON STOCK        91324P102      839    16400 SH  CALL SOLE    1               16400        0        0
WALGREEN CO                 COMMON STOCK        931422109     1594    36600 SH  PUT  SOLE    1               36600        0        0
WILD OATS MARKETS INC       COMMON STOCK        96808B107      201    12000 SH  PUT  SOLE    1               12000        0        0